Other Accounts Payable - Disclosure of Sensitivity Analysis for Actuarial Assumption (Detail)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of seniority premium rate			9.50%
Percentage of retirement benefit rate			9.50%
Discount rate [member] | Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of seniority premium rate	10.50%	9.10%
Discount rate [member] | Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of seniority premium rate	10.70%	9.35%
Salary growth rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of seniority premium rate			5.00%
Percentage of retirement benefit rate			5.00%
Salary growth rate [member] | Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of seniority premium rate	5.00%	5.00%
Salary growth rate [member] | Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of seniority premium rate	5.50%	5.50%
Rate of increase in minimum wage [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of seniority premium rate			5.20%
Percentage of retirement benefit rate			5.20%
Rate of increase in minimum wage [member] | Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of seniority premium rate	4.00%	4.00%
Rate of increase in minimum wage [member] | Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of seniority premium rate	5.20%	5.20%